Non-Controlling Interest (Details) - USD ($)		Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Redeemable Noncontrolling Interest [Line Items]
Original paid-in capital	[1]	$ 29,466,192	$ 28,414,992	$ 26,523,830
Additional paid-in capital		2,334,962	2,334,962	2,066,906
Accumulated other comprehensive income		(892,779)	(1,084,030)	(671,106)
Accumulated deficit		(24,155,385)	(23,421,594)	(6,968,700)
Non-controlling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Total		(6,755,850)	(6,542,361)	(5,173,622)
Non-controlling Interest [Member] | Trans Pacific Logistics Shanghai Ltd. [Member]
Redeemable Noncontrolling Interest [Line Items]
Total		(1,131,997)	(1,077,015)	266,782
Non-controlling Interest [Member] | Sino-China [Member]
Redeemable Noncontrolling Interest [Line Items]
Original paid-in capital		356,400	356,400	356,400
Additional paid-in capital		1,044	1,044	1,044
Accumulated other comprehensive income		221,344	376,398	268,297
Accumulated deficit		(6,202,641)	(6,199,188)	(6,066,145)
Total		$ (5,623,853)	$ (5,465,346)	$ (5,440,404)

[1]	Shares and per share data are presented on a retroactive basis to reflect the 1-for-5 reverse stock split on July 7, 2020.